Note 12 - Quarterly Financial Data (unaudited) (Details) - Summary of Quarterly Financial Data - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Summary of Quarterly Financial Data [Abstract]
Revenue	$ 483,508	$ 439,978	$ 367,921	$ 316,537	$ 265,384	$ 261,931	$ 266,956	$ 276,051
Operating income	40,765	42,011	20,060	20,908	15,483	23,459	34,855	40,418	$ 123,744	$ 114,215	$ 282,530
Income before income taxes	37,661	39,439	18,077	19,325	13,737	21,921	33,236	38,824
Net income	$ 22,311	$ 23,816	$ 11,108	$ 11,588	$ 7,290	$ 13,125	$ 20,847	$ 25,143	$ 68,823	$ 66,405	$ 182,350
Net income per common share:
Basic (in Dollars per share)	$ 0.41	$ 0.44	$ 0.21	$ 0.22	$ 0.14	$ 0.25	$ 0.39	$ 0.48	$ 1.28	$ 1.25	$ 3.51
Diluted (in Dollars per share)	$ 0.40	$ 0.42	$ 0.20	$ 0.21	$ 0.13	$ 0.24	$ 0.38	$ 0.46	$ 1.22	$ 1.20	$ 3.37